Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments at fair value	$ 7,399,813,922	$ 6,486,796,498
Notes receivable - participant loans	45,876,094	44,378,324
Interest / dividends receivable	1,049,976	1,126,821
Total assets at fair value	7,446,739,992	6,532,301,643
Liabilities
Administrative expenses payable	334,160	683,841
Net assets available for benefits	7,446,405,832	6,531,617,802
State Street Corporation Common Stock
Investments at fair value:
Total investments at fair value	188,261,971	159,540,469
Interest / dividends receivable	0	0
State Street Short Term Investment Fund
Investments at fair value:
Total investments at fair value	1,347,661	1,199,117
State Street Common and Collective Trust Funds
Investments at fair value:
Total investments at fair value	6,233,096,150	5,463,403,820
Self-Managed Brokerage Accounts
Investments at fair value:
Total investments at fair value	652,527,264	570,917,520
Vanguard Prime Money Market Fund
Investments at fair value:
Total investments at fair value	$ 324,580,876	$ 291,735,572